Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Opening balance	$ 55,413	$ 58,325
Ending balance	51,883	55,413
Net book value of right-of-use assets	1,109	1,188
Costs
Property, Plant and Equipment
Opening balance	72,482	73,770
Initial adoption of IFRS 16		2,911
Additions	597	2,577
Disposals	(279)	(895)
Dispositions of subsidiaries		(3,614)
Currency translation adjustments	(660)	(2,267)
Ending balance	72,140	72,482
Costs | Refinery and power plants
Property, Plant and Equipment
Opening balance	66,701	68,559
Additions	25	219
Currency translation adjustments	(813)	(2,077)
Ending balance	65,913	66,701
Costs | Processing plant and equipment
Property, Plant and Equipment
Opening balance	3,307	3,761
Initial adoption of IFRS 16		0
Additions	88	443
Disposals		(326)
Dispositions of subsidiaries		(1,019)
Reclassification		406
Currency translation adjustments	4	42
Ending balance	3,399	3,307
Costs | Office equipment
Property, Plant and Equipment
Opening balance	920	1,450
Initial adoption of IFRS 16		0
Additions	116	332
Disposals	(69)	(291)
Dispositions of subsidiaries		(95)
Reclassification		(406)
Currency translation adjustments	69	(70)
Ending balance	1,036	920
Costs | Right-of-use assets
Property, Plant and Equipment
Opening balance	1,554
Initial adoption of IFRS 16		2,911
Additions	368	1,583
Disposals	(210)	(278)
Dispositions of subsidiaries		(2,500)
Currency translation adjustments	80	(162)
Ending balance	1,792	1,554
Accumulated depreciation
Property, Plant and Equipment
Opening balance	17,069	15,445
Additions	3,701	3,940
Disposals	(247)	(462)
Dispositions of subsidiaries		(1,245)
Currency translation adjustments	(266)	(609)
Ending balance	20,257	17,069
Accumulated depreciation | Refinery and power plants
Property, Plant and Equipment
Opening balance	14,883	12,763
Additions	2,716	2,641
Disposals	0
Currency translation adjustments	(313)	(521)
Ending balance	17,286	14,883
Accumulated depreciation | Processing plant and equipment
Property, Plant and Equipment
Opening balance	1,454	1,873
Additions	314	416
Disposals	0	(326)
Dispositions of subsidiaries		(842)
Reclassification		387
Currency translation adjustments	3	(54)
Ending balance	1,771	1,454
Accumulated depreciation | Office equipment
Property, Plant and Equipment
Opening balance	366	809
Additions	157	145
Disposals	(37)	(136)
Dispositions of subsidiaries		(36)
Reclassification		(387)
Currency translation adjustments	31	(29)
Ending balance	517	366
Accumulated depreciation | Right-of-use assets
Property, Plant and Equipment
Opening balance	366
Additions	514	738
Disposals	(210)
Dispositions of subsidiaries		(367)
Currency translation adjustments	13	(5)
Ending balance	$ 683	$ 366